INTANGIBLE ASSETS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Net	$ 4,640,224	$ 40,841
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets, Net	50,466	50,466
Amortization of Intangible Assets	17,090	9,625
Patents [Member]
Finite-Lived Intangible Assets, Net	4,704,853	0
Amortization of Intangible Assets	$ 88,650	$ 0